Restatement of Previously Issued Financial Statements (Tables)	7 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Summary of Restatement of Financial Statements

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated

Balance Sheet
Total assets	$577,192,519	$—	$577,192,519

Liabilities and Shareholders’ equity
Total current liabilities	$1,116,416	$—	$1,116,416
Deferred underwriting commissions	20,125,000	—	20,125,000
Derivative warrant liabilities	—	65.511,660	65,511,660

Total liabilities	21,241,416	65,511,660	86,753,076
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	550,951,100	(65,511,660)	485,439,440
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	240	656	896
Class B ordinary shares - $0.0001 par value	1,438	—	1,438
Additional paid-in-capital	6,045,447	24,047,204	30,092,651
Accumulated deficit	(1,047,122)	(24,047,860)	(25,094,982)

Total shareholders’ equity	5,000,003	—	5,000,003

Total liabilities and shareholders’ equity	$577,192,519	$—	$577,192,519

	Period From June 10, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated

Statement of Operations
Loss from operations	$(1,329,763)	$—	$(1,329,763)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(22,411,660)	(22,411,660)
Transaction costs - derivative warrant liabilities	—	(1,636,200)	(1,636,200)
Net gain from investments held in Trust Account	282,641	—	282,641

Total other (expense) income	282,641	(24,047,860)	(23,765,219)

Net loss	$(1,047,122)	$(24,047,860)	$(25,094,982)

Basic and Diluted weighted-average Class A ordinary shares outstanding	57,500,000	—	57,500,000
Basic and Diluted net loss per Class A share	$0.00	—	$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	13,753,049	—	13,753,049
Basic and Diluted net loss per Class B share	$(0.10)	$(1.75)	$(1.85)

	Period From June 10, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated

Statement of Cash Flows
Net loss	$(1,047,122)	$(24,047,860)	$(25,094,982)
Change in fair value of derivative warrant liabilities	$—	22,411,660	22,411,660
Transaction costs - derivative warrant liabilities	$—	$1,636,200	$1,636,200
Initial value of Class A common stock subject to possible redemption	$551,943,200	(43,100,000)	508,843,200
Change in fair value of Class A common stock subject to possible redemption	$(992,100)	$(22,411,660)	$(23,403,760)